Consolidated Balance Sheets - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Current assets
Cash and cash equivalents	$ 1,707,985	$ 213,831
Accounts receivable	1,219,302	1,357,090
Work in progress	1,075,252	1,096,031
Current financial assets	18,500	39,931
Prepaid expenses and other current assets	160,406	172,182
Income taxes	29,363	10,206
Total current assets before funds held for clients	4,210,808	2,889,271
Funds held for clients	725,178	368,112
Total current assets	4,935,986	3,257,383
Property, plant and equipment	372,946	397,661
Right-of-use assets	666,865	0
Contract costs	239,376	222,965
Intangible assets	521,462	517,982
Other long-term assets	163,739	180,480
Long-term financial assets	156,569	176,899
Deferred tax assets	113,484	100,539
Goodwill	8,379,931	7,767,837
Total assets	15,550,358	12,621,746
Current liabilities
Accounts payable and accrued liabilities	1,025,963	1,108,895
Accrued compensation	672,775	642,897
Current derivative financial instruments	8,328	4,902
Deferred revenue	426,393	397,370
Income taxes	136,928	176,243
Provisions	175,632	73,509
Current portion of long-term debt	310,764	113,511
Current portion of lease liabilities	178,720	0
Total current liabilities before clients’ funds obligations	2,935,503	2,517,327
Clients’ funds obligations	720,322	366,796
Total current liabilities	3,655,825	2,884,123
Long-term income taxes	6,720	7,690
Long-term provisions	23,888	24,946
Long-term debt	3,276,331	2,217,696
Long-term lease liabilities	697,650	0
Other long-term liabilities	185,374	213,392
Long-term derivative financial instruments	56,622	18,322
Deferred tax liabilities	158,341	178,265
Retirement benefits obligations	225,447	193,209
Total liabilities	8,286,198	5,737,643
Equity
Retained earnings	4,703,642	4,557,855
Accumulated other comprehensive income	545,710	176,694
Capital stock	1,761,873	1,903,977
Contributed surplus	252,935	245,577
Total equity	7,264,160	6,884,103
Total equity and liabilities	$ 15,550,358	$ 12,621,746